NET LOSS PER SHARE - Narrative (Q2) (Details) - shares	Jun. 30, 2022	Jun. 14, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
NET LOSS PER SHARE [Abstract]
Common stock, shares, issued (in shares)	25,290,270	25,290,270	17,862,108	17,767,555	13,200,875
Common stock, shares, outstanding (in shares)	25,290,270	25,290,270	17,862,108	17,767,555	13,200,875